SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

The Company reports segment information based on the “management” approach. Operating segments are defined as components of an enterprise which separate financial information is evaluated regularly by the chief decision maker in deciding how to allocate resources and assess performance. Because of this management structure, the Company has only a single reporting unit which is the same as an operating or reportable segment, which is also the same, in this case, as the entity as a whole (entity or consolidated level). In summary, the Company presents its financial statements as a signle reporting unit because it directly reflects the way the entity manages its operations by the chier operating decision maker. Since the company operates in one segment, all required financial segment information can be found in the consolidated financial statements.

Revenues by geographic area for the three and nine months ended December 31, 2011 and 2010 are as follows (USD 000's).

	For the three months ended		For the nine months ended
	December 31,		December 31,
	2011	2010	2011	2010
US	2,398	1,242	6,442	4,190
Other	5,831	4,120	14,878	13,770
	8,229	5,362	21,320	17,960

Long-lived assets by geographic area, which primarily include property plant and equipment net as of December 31, 2011 and March 31, 2011 were as follows (USD).

	December 31,	March 31,
	2011	2011
US	23,613	1,685
Other	2,110,356	296,812
	2,133,969	298,497

Note 25          SEGMENT REPORTING

The Company reports segment information based on the “management’ approach. Segment management is performed at the level of chief operating decision maker. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the CODM in deciding how to allocate resources and assess performance. Because of this management structure, the Company has only one reporting unit which is the same as an operating or reportable segment, which is no different in this case, as the entity as a whole (entity or consolidated level). In summary, the Company presents its financial statements as a single reporting unit because it directly reflects the way the entity manages its operations by the chief operating decision maker.

Gross revenue may be broken down by the following products.

Sales Revenues	3.31.11	3.31.10
	KUSD	KUSD

Licenses	4,981	6,272
Maintenance	9,616	12,114
Partner Contribution	21	138
Service	5,243	6,992
Third-Party Products	3,062	3,344
LND Third-Party Products	4,610	2,502
Others	173	223

	27,707	31,585

Revenues by geographic area for the year ended March 31, 2011 and 2010 are as follows:

	3.31.11	3.31.10
	KUSD	KUSD

US	7,768	2,426
Germany	19,213	28,251
United Kingdom	726	793
Other	-	115
	27,707	31,585

Long-lived assets by geographic area, which primarily include property plant and equipment as at March 31, 2011 and 2010 are as follows:

	2011	2010
	KUSD	KUSD
US	71	15
Germany	224	261
United Kingdom	3	-
	298	391